Tax credit and other receivables/Other payables - Summary Of Income Tax Credit Recognized In Profit Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Loss before Tax / Profit	€ (67,726)	€ (225,584)	€ (12,312)
Tax income (at 25%)	16,932	56,396	3,078
Unrecognized deferred tax assets on tax losses	(16,932)	(56,396)	(3,078)
R&D tax credits	(5,468)	(1,666)	(923)
Amortization of intangible assets identified		(10)
Tax expense	542	(131)	13
Income tax credit	€ (4,926)	€ (1,807)	€ (910)